Subsequent Events (Details Narrative) (Allied Integral United Inc) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	May 28, 2021	Mar. 09, 2018	Apr. 30, 2021	Dec. 31, 2020	Oct. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued		15,810
Number of stock issued during the period								$ 3,801,000	$ 9,680,000
Warrants issued to purchase of stock		15,810
Allied Integral United Inc [Member]
Number of shares issued								10,000
Number of stock issued during the period							$ 400,000	$ 100
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member]
Number of shares issued							320,657
Number of stock issued during the period						$ 257,000
Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued				20,000	41,317	25,700	99,038	499,682
Number of stock issued during the period				$ 200,000	$ 413,167	$ 257,000	$ 990,387	$ 4,996,827
Warrants issued to purchase of stock						640,038		463,196
Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Warrants issued to purchase of stock						467,858		577,683
Subsequent Event [Member] | Allied Integral United Inc [Member]
Employee retention tax credit recieved	$ 885,852
Tax credit description	The amount received is equal to 50% of qualified wages paid after March 12, 2020 through December 31, 2020 to qualified employees, with a maximum credit of $5,000 per employee.
Cash purchase price, value	$ 300,000
Subsequent Event [Member] | Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued			20,000			41,317
Number of stock issued during the period			$ 200,000			$ 413,167
Warrants issued to purchase of stock			20,000			41,317
Subsequent Event [Member] | Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Number of shares issued			4,000			25,700
Number of stock issued during the period			$ 40,000			$ 25,700
Warrants issued to purchase of stock			4,000			25,700